Income Taxes - Summary of Components of Deferred Tax Assets and Liabilities (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Carry forward losses	[1]	₨ 2,624		₨ 2,144
Trade payables, accrued expenses and other liabilities		6,367		6,103
Allowances for lifetime expected credit loss		1,743		2,987
Cash flow hedges		359		0
Others		0		53
Deferred tax assets, Gross		11,093		11,287
Property, plant and equipment		(911)		(1,058)
Amortizable goodwill		(3,855)		(3,285)
Intangible assets		(10,170)		(9,645)
Interest income and fair value movement of investments		(1,170)		(1,067)
Contract liabilities		(370)		(60)
Special Economic Zone re-investment reserve		(7,237)		(5,549)
Cash flow hedges		0		(466)
Others		(433)		0
Deferred tax liability, Gross		(24,146)		(21,130)
Net deferred tax assets/(liabilities)		(13,053)		(9,843)
Deferred tax assets		2,100	$ 26	2,298
Deferred tax liabilities		₨ (15,153)	$ (184)	₨ (12,141)

[1]	Includes deferred tax asset recognized on carry forward losses pertaining to business combinations.